Reconciliation of the Plan Financial Statements to Form 5500 (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Assets
Net asset available for benefits per the financial statements	$ 3,239,811	$ 2,933,754
Difference between fair value and contract value for interest in the Fund relating to fully benefit-responsive investment contracts	(6,904)	(13,374)
Net assets per Form 5500	3,232,907	$ 2,920,380
Net Income
Net increase in net assets available for benefits per the financial statements	306,057
Change in difference between fair value and contract value for interest in the Fund relating to fully benefit-responsive investment contracts	6,470
Net income per Form 5500	$ 312,527